MORGAN STANLEY LIQUID ASSET FUND

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

December 29, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Liquid Asset Fund

File Nos. 2-53856; 811-02575

Ladies and Gentlemen:

On behalf of Morgan Stanley Liquid Asset Fund (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A, filed on December 23, 2014, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on December 23, 2014, accession number 0001104659-14-088562.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.
Assistant Secretary

Enclosures

cc: Joseph C. Benedetti